Segmented Information - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Jan. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 10,367.0		$ 10,033.4
Cost of sales	7,765.7		7,534.0
Gross profit (loss)	2,601.3		2,499.4
Total operating expenses	1,444.3		1,132.3
Operating income	1,157.0		1,367.1
Financing costs	209.3		114.8
Financing income	(16.6)		(6.0)
Foreign exchange loss on long-term debt	10.2		92.4
Income before income taxes	954.1		1,165.9
Income tax expense	209.6	$ 209.6	300.5
Net income	744.5		865.4
Powersport segment [member]
Disclosure of operating segments [line items]
Revenues	9,934.7		9,544.8
Cost of sales	7,298.7		7,087.7
Gross profit (loss)	2,636.0		2,457.1
Marine Segments [member]
Disclosure of operating segments [line items]
Revenues	446.0		518.9
Cost of sales	480.7		476.6
Gross profit (loss)	(34.7)		42.3
Inter- segment eliminations [member]
Disclosure of operating segments [line items]
Revenues	(13.7)		(30.3)
Cost of sales	(13.7)		(30.3)
Gross profit (loss)	$ 0.0		$ 0.0